Insurance and reinsurance contracts - Analysis of movements in insurance and reinsurance contract balances by remaining coverage and incurred claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	$ (1,106)	$ (1,221)
Opening liabilities	126,239	149,798
Net opening balance at 1 Jan	125,133	148,577
Insurance revenue
Contracts measured under the modified retrospective approach	(247)	(367)
Contracts measured under the fair value approach	(733)	(1,083)
Other contracts	(8,391)	(7,099)
Total Insurance revenue	(9,371)	(8,549)
Insurance service expense:
Incurred claims and other directly attributable expenses	4,029	3,638
Amortisation of insurance acquisition cash flows	2,745	2,453
Losses or reversal of losses on onerous contracts	197	30
Adjustments to liability for incurred claims	142	146
Insurance service expense	7,113	6,267
Insurance service result	(2,258)	(2,282)
Total net finance (income) expense from insurance and reinsurance contracts	8,839	(28,623)
Total amount recognised in income statement	6,581	(30,905)
Effect of movements in exchange rates	210	(2,150)
Total amount recognised in comprehensive income	6,791	(33,055)
Cash flows
Premiums received net of ceding commissions paid	22,294	23,464
Insurance acquisition cash flows	(4,270)	(3,138)
Claims and other insurance service expenses net of recoveries from reinsurance received	(11,082)	(10,650)
Total cash flows	6,942	9,676
Other changes	(175)	(65)
Closing assets	(1,148)	(1,106)
Closing liabilities	139,839	126,239
Net closing balance at 31 Dec	138,691	125,133
RI
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	(1,856)	(2,787)
Opening liabilities	1,175	1,254
Net opening balance at 1 Jan	(681)	(1,533)
Insurance service expense:
Losses or reversal of losses on onerous contracts	(98)	(3)
Adjustments to liability for incurred claims	(3)	25
Insurance service expense	171	105
Insurance service result	171	105
Total net finance (income) expense from insurance and reinsurance contracts	(191)	1,193
Total amount recognised in income statement	(20)	1,298
Effect of movements in exchange rates		(6)
Total amount recognised in comprehensive income	(20)	1,292
Cash flows
Premiums received net of ceding commissions paid	(1,032)	(970)
Claims and other insurance service expenses net of recoveries from reinsurance received	458	519
Total cash flows	(574)	(451)
Other changes		11
Closing assets	(2,426)	(1,856)
Closing liabilities	1,151	1,175
Net closing balance at 31 Dec	(1,275)	(681)
Liabilities for remaining coverage Excluding loss component | Insurance
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	(1,200)	(1,308)
Opening liabilities	123,855	147,209
Net opening balance at 1 Jan	122,655	145,901
Insurance revenue
Contracts measured under the modified retrospective approach	(247)	(367)
Contracts measured under the fair value approach	(733)	(1,083)
Other contracts	(8,391)	(7,099)
Total Insurance revenue	(9,371)	(8,549)
Insurance service expense:
Amortisation of insurance acquisition cash flows	2,745	2,453
Insurance service expense	2,745	2,453
Insurance service result	(6,626)	(6,096)
Investment components and premium refunds	(7,095)	(6,895)
Total net finance (income) expense from insurance and reinsurance contracts	8,792	(28,605)
Total amount recognised in income statement	(4,929)	(41,596)
Effect of movements in exchange rates	220	(2,044)
Total amount recognised in comprehensive income	(4,709)	(43,640)
Cash flows
Premiums received net of ceding commissions paid	22,294	23,464
Insurance acquisition cash flows	(4,270)	(3,138)
Total cash flows	18,024	20,326
Other changes	(236)	68
Closing assets	(1,285)	(1,200)
Closing liabilities	137,019	123,855
Net closing balance at 31 Dec	135,734	122,655
Liabilities for remaining coverage Excluding loss component | RI
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	(1,460)	(2,431)
Opening liabilities	1,220	1,314
Net opening balance at 1 Jan	(240)	(1,117)
Insurance service expense:
Insurance service expense	640	487
Insurance service result	640	487
Investment components and premium refunds	(1)	179
Total net finance (income) expense from insurance and reinsurance contracts	(191)	1,182
Total amount recognised in income statement	448	1,848
Effect of movements in exchange rates	(1)	(10)
Total amount recognised in comprehensive income	447	1,838
Cash flows
Premiums received net of ceding commissions paid	(1,032)	(970)
Total cash flows	(1,032)	(970)
Other changes	2	9
Closing assets	(2,023)	(1,460)
Closing liabilities	1,200	1,220
Net closing balance at 31 Dec	(823)	(240)
Liabilities for remaining coverage loss component | Insurance
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	14	17
Opening liabilities	622	651
Net opening balance at 1 Jan	636	668
Insurance service expense:
Incurred claims and other directly attributable expenses	(42)	(41)
Losses or reversal of losses on onerous contracts	197	30
Insurance service expense	155	(11)
Insurance service result	155	(11)
Total net finance (income) expense from insurance and reinsurance contracts	15	(21)
Total amount recognised in income statement	170	(32)
Effect of movements in exchange rates	(4)	(15)
Total amount recognised in comprehensive income	166	(47)
Cash flows
Other changes	23	15
Closing assets	20	14
Closing liabilities	805	622
Net closing balance at 31 Dec	825	636
Liabilities for remaining coverage loss component | RI
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	(29)	(32)
Opening liabilities	(6)	(1)
Net opening balance at 1 Jan	(35)	(33)
Insurance service expense:
Insurance service expense	(98)	(2)
Insurance service result	(98)	(2)
Total amount recognised in income statement	(98)	(2)
Effect of movements in exchange rates		2
Total amount recognised in comprehensive income	(98)
Cash flows
Other changes	(1)	(2)
Closing assets	(119)	(29)
Closing liabilities	(15)	(6)
Net closing balance at 31 Dec	(134)	(35)
Liabilities for incurred claims | Insurance
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	80	70
Opening liabilities	1,762	1,938
Net opening balance at 1 Jan	1,842	2,008
Insurance service expense:
Incurred claims and other directly attributable expenses	4,071	3,679
Adjustments to liability for incurred claims	142	146
Insurance service expense	4,213	3,825
Insurance service result	4,213	3,825
Investment components and premium refunds	7,095	6,895
Total net finance (income) expense from insurance and reinsurance contracts	32	3
Total amount recognised in income statement	11,340	10,723
Effect of movements in exchange rates	(6)	(91)
Total amount recognised in comprehensive income	11,334	10,632
Cash flows
Claims and other insurance service expenses net of recoveries from reinsurance received	(11,082)	(10,650)
Total cash flows	(11,082)	(10,650)
Other changes	38	(148)
Closing assets	117	80
Closing liabilities	2,015	1,762
Net closing balance at 31 Dec	2,132	1,842
Liabilities for incurred claims | RI
Movements in insurance and reinsurance contract balances by remaining coverage and incurred claims
Opening assets	(367)	(324)
Opening liabilities	(39)	(59)
Net opening balance at 1 Jan	(406)	(383)
Insurance service expense:
Insurance service expense	(371)	(380)
Insurance service result	(371)	(380)
Investment components and premium refunds	1	(179)
Total net finance (income) expense from insurance and reinsurance contracts		11
Total amount recognised in income statement	(370)	(548)
Effect of movements in exchange rates	1	2
Total amount recognised in comprehensive income	(369)	(546)
Cash flows
Claims and other insurance service expenses net of recoveries from reinsurance received	458	519
Total cash flows	458	519
Other changes	(1)	4
Closing assets	(284)	(367)
Closing liabilities	(34)	(39)
Net closing balance at 31 Dec	$ (318)	$ (406)